Stein Roe Mutual Funds
Semiannual Report
March 31, 2001

picture of hands on a globe

Stein Roe Equity Fund

International Funds

        International Fund

logo:
Stein Roe Mutual Funds
Sensible Risks. Intelligent Investments.(R)

Contents
------------------------------------------------------------------------------

From the President................................................    1

   Stephen E. Gibson's thoughts on international investing

Performance Summary...............................................    2

Questions & Answers...............................................    3

   International Fund -- An interview with portfolio managers Charles Roberts, Michael Ellis and Deborah Snee

Fund Highlights..................................................    6

Portfolio of Investments..........................................    8

   A complete list of investments with market values

Financial Statements..............................................   13

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.....................................   19

Financial Highlights..............................................   24

   Selected per-share data and ratios




                Must be preceded or accompanied by a prospectus.

From the President
-------------------------------------------------------------------------------

To Our Shareholders
The difficult market environment that we wrote about in the September 2000 annual report continued over the last six months. World stock markets were down across the board, reflecting US market declines and further evidence of slowing growth in the United States. In this environment, your fund's managers continued to de-emphasize technology, media and telecommunications stocks--among the weakest performers over the six-month report period.
   Such setbacks often cause investors to consider changing portfolio holdings. During times like these investors ask themselves and their financial advisors: is it time to buy more shares at a lower price, cut losses and sell, or wait and see what happens.
   I have learned over the years that the temptation to sell shares often reaches its peak around the time that the market begins to turn. While a market upturn does not always occur when I expect, I have been surprised by the number of times that I could have made a serious mistake by selling after an investment has already declined.
   While you have to make your own decisions about the right time to buy or sell, I would encourage you to consider whether this might be a good time to add to your international holdings rather than reduce them.
   In the meantime, the fund's portfolio management team is continuing to look for quality companies with visible and sustainable earnings outlooks, strong balance sheets and solid management teams. I encourage you to give them a chance to prove their potential, since they bring many years of international investing experience to the fund's management.

   Sincerely,


   /s/Stephen E. Gibson
   Stephen E. Gibson
   President
   May 10, 2001

There can be no assurance that the trends described in this report will continue or come to pass because economic and market conditions change frequently.

photo of Stephen E. Gibson

Fund Performance
--------------------------------------------------------------------------------
                          Average Annual Total Returns
                           Period Ended March 31, 2001

                         CUMULATIVE
                            SIX         ONE      THREE     FIVE      LIFE
                           MONTHS       YEAR     YEARS    YEARS    OF FUND*
--------------------------------------------------------------------------------
International Fund         -23.09%    -35.76%   -8.52%    -2.32%     -0.42%
Morningstar Foreign
     Stock Category        -19.02     -28.67     0.51      5.47       7.51
--------------------------------------------------------------------------------
*Fund began operation on 3/1/94.


Investment Comparison
--------------------------------------------------------------------------------

Growth of a $10,000 Investment March 1, 1994 - March 31, 2001

--------------------------------------------------------------------------------
Stein Roe International Fund

                                    Morningstar
                   Stein Roe            Foreign                      MSCI
          International Fund     Stock Category                EAFE Index
                       10000              10000                     10000
3/31/94                 9760               9569                    9577.7
                     10030.4            9974.73                   9816.76
                     10140.7            9917.87                   9789.57
6/30/94               9990.6            10057.7                   9685.31
                     10360.3            10154.3                   9948.55
                     10730.1            10394.9                   10232.4
9/30/94              10609.9            10067.5                   9983.43
                     10700.1            10402.7                   10171.8
                     10050.6            9902.36                   9676.96
12/31/94             10096.9            9964.74                   9588.22
                      9370.9             9582.1                   9135.56
                     9289.37            9554.31                    9145.8
3/31/95              9534.61            10150.5                   9441.75
                     9861.65            10532.2                   9748.04
                     9912.93            10406.8                   9835.09
6/30/95              9994.21            10224.7                   9839.42
                     10627.8            10861.7                   10361.5
                     10290.9            10447.9                   10175.6
9/30/95              10475.1            10651.6                   10317.7
                     10158.8            10365.1                   10123.4
                     10128.3            10653.2                   10229.5
12/31/95             10489.9            11082.6                   10530.6
                     10634.7              11128                   10774.6
                     10654.9            11165.8                   10831.5
3/31/96              10913.8            11402.5                   11016.3
                     11503.1            11734.4                   11375.8
                     11472.1            11518.4                   11372.6
6/30/96              11575.3            11582.9                   11448.7
                     11068.3            11244.7                   11029.6
                     11223.3            11269.5                   11160.3
9/30/96              11336.6            11569.2                   11394.4
                     11098.6            11451.2                   11337.5
                     11512.5              11907                   11820.8
12/31/96               11364            11753.4                   11866.5
                     11437.9              11342                   11862.8
                     11554.6              11528                   12026.4
3/31/97              11585.8            11569.5                   12050.3
                       11522            11630.8                   12069.8
                     12335.5              12388                   12775.9
6/30/97              12926.4            13070.6                   13356.3
                     12926.4            13282.3                   13716.5
                     12017.6            12290.1                   12780.5
9/30/97              12450.3            12978.4                   13549.9
                     11510.3            11980.4                   12564.7
                     11130.4            11858.2                   12431.5
12/31/97             10963.5            11961.3                   12509.6
                     11337.3              12508                   12808.6
                     11948.4              13311                   13671.1
3/31/98              12673.7            13720.9                   14398.1
                       12912            13829.3                   14619.4
                     12809.9            13761.6                   14674.1
6/30/98              12470.5            13866.2                   14539.4
                       12867            14006.2                   14738.6
                     10805.7            12270.8                   12650.3
9/30/98              10375.7            11894.1                   12180.7
                       11214            13133.5                   13061.5
                     11802.8            13805.9                     13730
12/31/98             12224.1            14349.9                   14153.7
                       12350            14306.8                     14291
                     11880.7            13966.3                     13954
3/31/99              12315.6            14548.7                     14445
                     13047.1            15137.9                   15162.1
                     12497.8            14358.3                   14571.5
6/30/99              13252.7            14918.3                   15387.8
                     13606.5            15361.4                   15821.1
                     13881.4            15418.2                   15983.4
9/30/99              13800.9              15574                   16075.4
                     14166.6              16158                   16686.1
                     14944.4            16718.7                   18108.9
12/31/99             16343.1              18220                   20333.4
                     15256.3              17063                   19391.5
                     15617.9              17522                   20870.5
3/31/00              15104.1            18201.9                     20857
                     13936.5            17244.5                   19426.2
                     13107.3            16823.7                   18750.3
6/30/00              13212.2            17481.5                   19608.5
                     12896.4              16749                     18935
                       13037            16894.7                   19317.3
9/30/00              12615.9              16072                   18229.5
                     11973.7            15692.7                   17469.9
                     11600.1            15104.2                     16594
12/31/00             11879.7            15640.4                   17157.3
                     11409.3            15645.1                   17257.7
                     10538.7            14474.8                   15962.8
3/31/01              9704.74              13492                   14700.8












Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates.
Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on March 1, 1994 (February 28, 1994 for the Index), and reinvestment of income and capital gains distributions. The Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index is an unmanaged group of securities that differs from the composition of any Stein Roe Fund; it is not available for direct investment. Foreign investing involves market, political, currency and accounting risks not associated with domestic securities.
The fund's return is also compared to the average return of the funds included in the Morningstar Foreign Stock Funds category (Morningstar Average). This Morningstar Average is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete or timely. They shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages. Source: Morningstar.

Questions & Answers
-------------------------------------------------------------------------------
An Interview with Charles R. Roberts, Michael Ellis and Deborah F. Snee, portfolio managers of the Stein Roe International Fund and SR&F International Portfolio

                                    Fund Data
   Investment Objective:
   Stein Roe International Fund seeks long-term growth and invests all of its assets in SR&F International Portfolio. The Portfolio invests primarily in stocks of large foreign companies. It seeks broad diversification both in terms of countries and issuers.

   Fund Inception:
   March 1, 1994

   Net Assets:
   $56.1 million

   artwork: compass rose


Q: The worldwide selloff in technology, media and telecommunications (TMT) stocks that began in 2000 picked up speed over the six-month period that ended March 31, 2001. How did this environment affect the fund?

A: Just as TMT stocks were responsible for phenomenal gains in 1998 and 1999, these same sectors led the world markets downward. The depth of the sell-off was apparent in the performance of the information technology and telecommunications sectors, which declined 44% and 29%, respectively, for the six months. The effect of the declines was compounded by the significant weight of these sectors in the MSCI EAFE index and the fund. As we continued with our strategy of reducing these sectors--a strategy that we initiated last year--it was difficult to avoid the declines. While the fund's holdings are now (as of 3/31/2001) about equal to or less than its benchmark weighting, there were few if any stocks in these areas that escaped the dramatic selloff.
   Clearly this was a difficult predicament since selling into a declining market to reduce the fund's overweighted positions is less than ideal from an investment standpoint. Nevertheless, we continued to stand by our strategy of reducing photos of Charles R. Roberts, Michael Ellis and Deborah F. Snee

Questions & Answers Continued
--------------------------------------------------------------------------------

these holdings and moving on to what we believe to be more attractive areas. The obvious net effect was that this approach held back fund performance over the short term. For the six-month period, the fund had a negative 23.09% total return. This performance trailed the negative 16.05% return of its benchmark, the MSCI EAFE index.

Q: What contributed to the downdraft in TMT stocks?

A: There were several factors that clouded the prospects for these companies. For example, many telecom companies have incurred high levels of debt in their quest to acquire 3G (third generation) cellular licenses. Many of these licenses had been acquired at astronomical prices. In addition, these companies will likely be subject to further cash demands as new infrastructure is built. In this light, visibility of both revenues and earnings has become far less clear.

Q: How did the financial, insurance and health care sectors perform?

A: The financial and insurance sectors were adversely affected, given their sensitivity to the capital markets and the rising rate environment in 2000 in the United States. In health care, investors rotated out of the sector based not so much on deteriorating fundamentals, but on its relatively high valuations. Given the fund's significant weighting in health care, the shift in sentiment held back performance.

Q: Did you make any changes to the portfolio over the six months?

A: We continued to reduce the fund's holdings of information technology (IT) stocks. As of March 31, 2001, IT stocks were reduced by half from six months earlier. We have focused on areas we feel have more dependable earnings, such as the utilities sector. We made other purchases of companies that have more visible earnings outlooks, including Fosters, the Australian based beer and wine group, and Compass Group PLC, a leading food services company in the United Kingdom. These holdings comprised 1.2% and 1.0% of net assets, respectively, as of March 31, 2001.

Q: After a disappointing start since its launch in January 1999, the euro has lost about a quarter of its value. How did it perform over the six months?

A: The euro saw some strength in the fourth quarter of 2000. In part, this was the result of weaker capital flows from Europe to the United States. This strength was not long-lived. In spite of lower US interest rates and weaker economic figures, the euro weakened during the first

Questions & Answers Continued
------------------------------------------------------------------------------

calendar quarter of 2001 to end the period essentially unchanged.
   With regard to currency management and the fund, we do not hedge currencies in this portfolio or any portfolios we manage. Furthermore we have no intention of doing so in the near future, except in unusual market conditions. Our experience over the years has convinced us that the returns that can be generated by investing in quality companies can outweigh the ebb and flow of currencies.

Q: What kinds of companies did you focus on in the Pacific Rim?

A: The fund's exposure in this area is through quality companies in Japan, Hong Kong and Singapore. We believe our holdings there have visible and sustainable earnings outlooks, strong balance sheets and management teams. Our country weightings are in line with the benchmark, with the exception of Hong Kong, where the fund is overweight. Historically, Hong Kong has tended to perform well when US interest rates are headed lower. In addition, China--in contrast to most other parts of the world--appears positioned for further impressive long-term economic growth rates.
   Japan, the world's second largest economy, continues to be a cause for concern. However, the fund's holdings in Japan have served it relatively well. The weaker yen has helped quality exporting companies, such as Canon and Sony, with 1.9% and 1.8% of net assets, respectively. Recently the Bank of Japan has commenced monetary easing and the Japanese government has started to make moves to achieve vital financial restructuring.

Q: What is your outlook?

A: As the US economy and its financial markets continue to be the driver of global growth, global markets remain focused on what happens in the US. We expect to continue to emphasize leading quality companies in sectors we believe have good, predictable outlooks. While we have been through a difficult period, we continue to believe in the long-term opportunities of investing abroad.

Foreign investments involve market, political and currency risks not generally associated with domestic securities. Emerging market equities are generally more volatile and less liquid than securities in the United States or countries with established equity markets.

Fund Highlights as of March 31, 2001
--------------------------------------------------------------------------------
                          SR&F International Portfolio
                    Top 10 Equity Holdings (% of Net Assets)
--------------------------------------------------------------------------------

Nestle                             3.4      Secom                           2.4
Kao                                3.1      Altana                          2.4
Vodafone Group                     2.5      L'Oreal                         2.3
Heineken                           2.4      Ito En                          2.3
Yamanouchi Pharmaceutical          2.4      GlaxoSmithKline                 2.2
--------------------------------------------------------------------------------
                           Equity Portfolio Highlights
                                                                        MSCI
                                                 PORTFOLIO           EAFE INDEX
--------------------------------------------------------------------------------
Number of Holdings                                   78                  910
Dollar Weighted Median Market
     Capitalization ($mil.)                      18,100               28,982

--------------------------------------------------------------------------------
                            Economic Sector Breakdown
pie charts:
                                                    MSCI
                                Portfolio     EAFE Index

Consumer Discretionary              8%              14%
Consumer Staples                   22%               7%
Financials                         16%              26%
Health Care                        20%               9%
Industrials                         9%              10%
Information Technology              9%               8%
Telecommunications                  8%              10%
Utilities                           5%               4%
Energy                              0%               7%
Materials                           0%               5%
Unclassified (other)                3%               0%


--------------------------------------------------------------------------------
                                Asset Allocation
pie charts:

                        September 30, 2000       March 31, 2001

Equities                            95.0%               96.4%
Cash Equivalent and Other            5.0%                3.6%

Sector breakdowns are calculated as a percentage of equity market value. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the advisor's defined criteria as used in the investment process.

Fund Highlights Continued
--------------------------------------------------------------------------------



                           Top Ten Country Allocations

Country Allocation

bar charts:
                                   International          MSCI EAFE
                                            Fund              Index
Japan                                      22.6%             23.20%
United Kingdom                             17.7%             21.90%
France                                     13.0%             11.40%
Netherlands                                10.2%              5.70%
Switzerland                                 8.8%              6.80%
Germany                                     5.1%              8.70%
Hong Kong                                   4.3%              2.30%
Italy                                       2.6%              4.90%
Spain                                       2.6%              3.30%
Sweden                                      2.2%              2.30%

Country allocations are calculated as a percentage of total net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain the same country allocations in the future.
Note: The MSCI EAFE Index is an unmanaged group of international securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. The MSCI EAFEIndex has holdings in countries in which the fund does not invest.

SR&F International Portfolio
--------------------------------------------------------------------------------

Investment Portfolio
March 31, 2001 (Unaudited in thousands)


Common Stocks - 96.4%                                       SHARES         VALUE
--------------------------------------------------------------------------------
Banks -4.6%
   Banks
   Banca Fideuram SPA................................           54        $  536
   Commonwealth Bank of Australia....................           39           544
   HSBC Holdings PLC.................................           75           896
   Nordea AB (a).....................................           84           509
                                                                        --------
                                                                           2,485
                                                                        --------
Capital Goods - 0.9%
   Trading Companies & Distributors
   Electrocomponents PLC.............................           61           474
                                                                        --------

Chemicals - 0.0%
   Fertilizers & Agricultural Chemicals
   Syngenta AG (a)...................................          (b)           (b)
                                                                        --------

Commercial Services & Supplies  - 6.0%
   Diversified Commercial Services - 4.2%
   ISS A/S (a).......................................           11           584
   Secom Co., Ltd....................................           23         1,294
   Securitas AB, Class B.............................           25           419
                                                                        --------
                                                                           2,297
                                                                        --------
   Employment Services - 1.8%
   Adecco SA.........................................            1           563
   Capita Group PLC..................................           65           443
                                                                        --------
                                                                           1,006
                                                                        --------
Consumer Durables & Apparel - 3.8%
   Apparel & Accessories - 2.0%
   Christian Dior SA.................................           16           576
   Li & Fung Ltd-New.................................          332           518
                                                                        --------
                                                                           1,094
                                                                        --------
   Consumer Electronics - 1.8%
   Sony Corp.........................................           14           959
                                                                        --------

Diversified Financials - 4.0%
   Diversified Financial Services - 2.8%
   Fortis Bank Nederland (a).........................            3           (b)
   Fortis B-NPV VVPR STRIP...........................          117             1
   Fortis (B) CVG (a)................................           12           120
   Fortis (NL) NV (a)................................           22           563
   International Nederlanden Groep...................           13           856
                                                                        --------
                                                                           1,540
                                                                        --------
   Multi-Sector Holdings - 1.2%
   Hutchison Whampoa Ltd.............................           64           672
                                                                        --------

Diversified Telecom Services - 3.4%
   Integrated Telecom Services
   Cable & Wireless PLC..............................           34           234
   Telecom Italia SPA................................          159           854
   Telefonica de Espana..............................           15           742
                                                                        --------
                                                                           1,830
                                                                        --------

SR&F International Portfolio  Continued
-------------------------------------------------------------------------------


                                                            Shares         Value
--------------------------------------------------------------------------------
Energy - 1.2%
   Oil & Gas Drilling
   Osaka Gas Ltd.....................................          243        $  628
                                                                        --------

Food, Beverages & Tobacco - 15.1%
   Brewers - 3.6%
   Foster's Brewing Group Ltd........................          258           645
   Heineken NV.......................................           25         1,324
                                                                        --------
                                                                           1,969
                                                                        --------
   Packaged Foods - 9.2%
   Groupe Danone (a).................................            6           789
   Nestle AG.........................................            1         1,835
   Numico NV.........................................           29         1,193
   Unilever PLC......................................          163         1,174
                                                                        --------
                                                                           4,991
                                                                        --------
   Soft Drinks - 2.3%
   Ito En, Ltd.......................................           20         1,259
                                                                        --------

Food & Drug Retailing - 3.2%
   Food Retail
   Carrefour SA......................................           18         1,000
   Seven-Eleven Japan Co., Ltd.......................           19           753
                                                                        --------
                                                                           1,753
                                                                        --------
Hotels, Restaurants & Leisure - 1.0%
   Restaurants
   Compass Group PLC (a).............................           75           547
                                                                        --------

Household & Personal Products - 5.4%
   Household Products - 3.1%
   Kao Corp..........................................           68         1,703
                                                                        --------

   Personal Products - 2.3%
   L'Oreal SA........................................           19         1,276
                                                                        --------

Insurance - 6.4%
   Life & Health Insurance - 1.3%
   Aegon NV..........................................           24           714
                                                                        --------

   Multi-Line Insurance - 4.0%
   AXA...............................................            8           843
   CGNU PLC..........................................           83         1,135
   Zurich Versicherungs-Gesellschaft (a).............            1           212
                                                                        --------
                                                                           2,190
                                                                        --------
   Reinsurance - 1.1%
   Muenchener Rueckversicherungs-
     Gesellschaft AG Registered Shares...............            2           580
                                                                        --------

SR&F International Portfolio  Continued
--------------------------------------------------------------------------------

                                                            Shares         Value
--------------------------------------------------------------------------------
Manufacturing - 0.5%
   Computers
   ASM Lithography Holding NV(a).....................           12        $  262
                                                                        --------

Media - 0.6%
   Publishing & Printing
   Singapore Press Holdings Ltd......................           31           338
                                                                        --------

Pharmaceuticals & Biotechnology - 19.8%
   Biotechnology - 2.2%
   GlaxoSmithKline PLC (a)...........................           47         1,219
                                                                        --------

   Pharmaceuticals - 17.6%
   Altana AG.........................................           11         1,285
   AstraZeneca Group PLC.............................           12           558
   Aventis SA........................................           12           929
   Novartis..........................................            1           982
   Roche Holding AG..................................          (b)           832
   Sanofi-Synthelabo SA..............................           18         1,004
   Schering AG.......................................           15           732
   Serono SA Bearer Shares...........................          (b)           370
   Takeda Chemical Industries Ltd....................           22         1,055
   UCB SA............................................           17           537
   Yamanouchi Pharmaceutical Co......................           38         1,301
                                                                        --------
                                                                           9,585
                                                                        --------
Software & Services - 4.0%
   Applications Software - 1.2%
   Check Point Software Technologies Ltd. (a)........            5           215
   Hitachi Software Engineering Co., Ltd.............            5           274
   SAP AG............................................            2           174
                                                                        --------
                                                                             663
                                                                        --------
   IT Consulting & Services - 2.8%
   Altran Technologies SA............................            9           481
   CMG PLC...........................................           19           160
   Cap Gemini SA.....................................            1           168
   Lloyds TSB Group PLC..............................           54           533
   Logica PLC........................................           12           169
                                                                        --------
                                                                           1,511
                                                                        --------
Technology Hardware & Equipment - 6.4%
   Electronic Equipment & Instruments - 0.3%
   Spirent PLC.......................................           36           181
                                                                        --------

   Networking Equipment - 0.6%
   Datacraft Asia Ltd................................           62           300
                                                                        --------

   Office Electronics - 1.9%
   Canon, Inc........................................           28         1,009
                                                                        --------

SR&F International Portfolio  Continued
--------------------------------------------------------------------------------

                                                            Shares         Value
--------------------------------------------------------------------------------
Technology Hardware & Equipment (continued)
   Semiconductors - 1.8%
   Murata Manufacturing Co., Ltd.....................            8        $  676
   Rohm Co., Ltd.....................................            2           283
                                                                        --------
                                                                             959
                                                                        --------
   Telecommunications Equipment - 1.8%
   Nokia OYJ.........................................           21           489
   Nortel Networks Corp..............................           17           243
   Telefonaktiebolaget LM Ericsson
   Class B...........................................           48           261
                                                                        --------
                                                                             993
                                                                        --------

Transportation - 1.2%
   Highway & Rail Infrastructure
   Autostrade SPA....................................          107           651
                                                                        --------

Utilities - 4.1%
   Electric Utilities - 2.3%
   Endesa SA.........................................           42           690
   Scottish Power PLC................................           87           574
                                                                        --------
                                                                           1,264
                                                                        --------
   Gas Utilities - 1.8%
   Hong Kong & China Gas Co., Ltd....................          712           968
                                                                        --------

Wireless Telecom Services - 4.8%
   Wireless Telecom Services
   China Telecom Ltd. (a)............................           40           176
   NTT Mobile Communication Network, Inc.............          (b)         1,105
   Vodafone AirTouch PLC.............................          479         1,348
                                                                        --------
                                                                           2,629
                                                                        --------
--------------------------------------------------------------------------------
Total Investments (cost of $57,106) (c)..............                     52,499
                                                                        --------
--------------------------------------------------------------------------------
Short-Term Obligations - 1.1%                                  PAR
   Repurchase agreement with SBC Warburg Ltd., dated
     03/30/01, due 04/02/01 at 5.220%, collateralized
     by U.S. Treasury notes with various maturities to
     2020, maturity value of $635
     (repurchase proceeds $622)......................          $622          622
                                                                        --------
--------------------------------------------------------------------------------
Other Assets & Liabilities, Net - 2.5%...............                      1,331
                                                                        --------
Net Assets -100.0%...................................                   $ 54,452
                                                                        ========
--------------------------------------------------------------------------------

SR&F International Portfolio  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a)      Non-income producing.
(b)      Rounds to less than one.
(c)      Cost for federal income tax purposes is the same.


Summary of Securities                                                % of Total
by Country                                 Country        Value    Investments
----------                                 -------        -----      ----------
   Japan...............................         Ja      $12,298            23.4
   United Kingdom......................         UK        9,645            18.4
   France..............................         Fr        7,066            13.5
   Netherlands.........................         Ne        5,563            10.6
   Switzerland.........................         Sz        4,795             9.1
   Germany.............................          G        2,771             5.3
   Hong Kong...........................         HK        2,334             4.5
   Spain...............................         Sp        1,431             2.7
   Italy...............................         It        1,390             2.6
   Sweden..............................         Sw        1,189             2.3
   Australia...........................         At        1,189             2.3
   Belgium.............................         Be          658             1.3
   Singapore...........................         Si          638             1.2
   Denmark.............................         De          585             1.1
   Finland.............................         Fi          489             0.9
   Canada..............................         Ca          243             0.4
   United States.......................                     215             0.4
                                                       --------        --------
                                                        $52,499           100.0
                                                       --------        --------


                  Acronym                           Name
                  -------                           ----
                    ADR                  American Depositary Receipt
                   STRIP                Separately Traded Receipt of
                                           Interest and Principal


See accompanying Notes to Financial Statements.

SR&F International Portfolio
-------------------------------------------------------------------------------
Statement of Assets and Liabilities
March 31, 2001
(Unaudited)
(All amounts in thousands)


Assets
Investments, at market value (cost $57,106)......................      $ 52,499
Short-term obligations...........................................           622
Cash including foreign currencies (cost $515)....................           500
Receivable for:
   Investments sold..............................................           752
   Dividends.....................................................           132
   Other.........................................................            13
                                                                       --------
   Total Assets..................................................        54,518
                                                                       --------
Liabilities
Accrued for:
   Management fee................................................            41
   Bookkeeping fee...............................................             2
Other............................................................            23
                                                                       --------
   Total Liabilities.............................................            66
                                                                       --------
   Net Assets....................................................      $ 54,452
                                                                       ========



See accompanying Notes to Financial Statements.

SR&F International Portfolio
-------------------------------------------------------------------------------
Statement of Operations
For The Six Months Ended March 31, 2001 (Unaudited)
(All amounts in thousands)

Investment Income
Dividends.........................................                         $350
Interest..........................................                          106
                                                                        -------
   Total investment income (net of nonreclaimable foreign taxes
   withheld at source of $42).....................                          456
Expenses
Management fee....................................          $ 328
Bookkeeping Fees..................................             13
Audit fees........................................              9
Legal fees........................................              1
Custodian.........................................             40
Transfer agent fees...............................              3
Trustees Fees.....................................              7
Other.............................................             12
                                                          -------
   Total Expenses.................................                          413
                                                                        -------
Custodian credits earned..........................             (1)
                                                          -------
Net Expenses......................................                          412
                                                                        -------
   Net Investment Income..........................                           44
                                                                        -------
Realized And Unrealized Loss On Investments
Net realized loss on:
   Investments....................................           (537)
   Foreign currency transactions..................           (244)
                                                          -------
Net Realized Loss.................................                         (781)
Net change in unrealized appreciation/depreciation
during the period on:
   Investments....................................        (17,078)
   Foreign currencies transactions................            (11)
                                                          -------
     Net Change in Unrealized Appreciation/Depreciation                 (17,089)
                                                                        -------
   Net Loss.......................................                      (17,870)
                                                                        -------
Decrease in net assets resulting from operations..                     $(17,826)
                                                                        =======
See accompanying Notes to Financial Statements.

SR&F International Portfolio
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
(All amounts in thousands)

                                                    (Unaudited)
                                               Six months ended      Year Ended
                                                      March 31,   September 30,
                                                           2001            2000
                                                      ---------       ---------
Operations
Net investment income.............................     $     44        $  1,319
Net realized gain (loss) on investments and foreign
   currency transactions..........................         (781)            488
Net change in unrealized appreciation/depreciation
   on investments and foreign currency transactions     (17,089)         (3,538)
                                                      ---------       ---------
     Net Decrease from Operations.................      (17,826)         (1,731)
                                                      ---------       ---------
Net Transactions in Investors' Beneficial Interest
Contributions.....................................      119,390         542,376
Withdrawals.......................................     (142,181)       (558,024)
                                                      ---------      ---------
Net decrease from transactions in investors'
   beneficial interest............................      (22,791)        (15,648)
                                                      ---------       ---------
   Net decrease in net assets.....................      (40,617)        (17,379)
Total Net Assets
Beginning of period...............................       95,069         112,448
                                                      ---------       ---------
End of period.....................................     $ 54,452        $ 95,069
                                                      =========       =========

See accompanying Notes to Financial Statements.

Stein Roe International Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities
March 31, 2001
(Unaudited)
(All amounts in thousands)

Assets
Investment in Portfolio, at value...............................      $54,357
Receivable for Fund Shares Sold.................................        1,781
Other Assets....................................................           94
                                                                    ---------
   Total Assets.................................................       56,232
                                                                    ---------
Liabilities
Payable for fund shares repurchased.............................            5
Expenses:
   Administration fee...........................................            7
   Bookkeeping fee..............................................            2
   Transfer agent fee...........................................           11
   Other........................................................           59
                                                                    ---------
   Total Liabilities............................................           84
                                                                    ---------
   Net Assets...................................................      $56,148
                                                                    =========
Shares outstanding (unlimited number authorized)................        6,806
Net asset value per share.......................................         8.25
                                                                    ---------
Analysis of Net Assets
Paid-in capital.................................................      $63,149
Accumulated net investment loss.................................         (240)
Accumulated net realized loss on investments
     and foreign currency transactions..........................       (2,130)
Net unrealized depreciation on investments
     and foreign currency transactions..........................       (4,631)
                                                                    ---------
   Net assets...................................................      $56,148
                                                                    =========

See accompanying Notes to Financial Statements.

Stein Roe International Fund
--------------------------------------------------------------------------------


Statement of Operations
For The Six Months Ended March 31, 2001 (Unaudited)
(All amounts in thousands)

Investment Income
Dividend income allocated from Portfolio..........                     $    349
Interest income allocated from Portfolio..........                          106
                                                                        -------
   Total investment income........................                          455
Expenses
Expenses allocated from Portfolio.................        $   414
Administrative fees...............................             58
Transfer agent fees...............................             90
Bookkeeping fee...................................             13
Trustees' fee.....................................              4
Legal fee.........................................              3
Custodian fee.....................................              1
Audit fee.........................................              5
Registration fee..................................             18
Reports to shareholders...........................             12
Other.............................................              6
                                                          -------
   Total Expenses.................................                          624
                                                                        -------
   Net Operating loss.............................                         (169)
                                                                        -------
Realized And Unrealized Gain (Loss) On Investments
   allocated from Portfolio
Net realized gain (loss) on:
   Investments....................................           (535)
   Foreign currency transactions..................           (233)         (768)
                                                          -------
Net change in unrealized appreciation/depreciation on
   investments and foreign currency transactions..                      (17,067)
                                                                        -------
     Net loss.....................................                      (17,835)
                                                                        -------
Decrease in net assets resulting from operations..                     $(18,004)
                                                                        =======


See accompanying Notes to Financial Statements.

Stein Roe International Fund
--------------------------------------------------------------------------------


Statement of Changes in Net Assets
For The Six Months Ended March 31, 2001
(All amounts in thousands)

                                                      (Unaudited)
                                                 Six months ended       Year ended
                                                        March 31,    September 30,
                                                             2001             2000
                                                       ----------       ----------
Operations
Net Investment Income (net operating loss)........      $    (169)       $     702
Net realized gain (loss) on investments and foreign
   currency transactions allocated from Portfolio.           (768)             484
Net change in unrealized appreciation/depreciation
        on investments and foreign currency
        transactions allocated from Portfolio.....        (17,067)          (3,538)
                                                       ----------       ----------
   Net Decrease from Operations...................        (18,004)          (2,352)
                                                       ----------       ----------
Distributions to Shareholders
Distributions from net investment income..........           (548)          (1,111)
Distributions from net realized capital gains.....             --           (1,578)
                                                       ----------       ----------
                                                             (548)          (2,689)
                                                       ----------       ----------
Share Transactions
Subscriptions to fund shares......................        167,628          834,874
Value of distributions reinvested.................            339            1,987
Redemption of fund shares.........................       (195,531)        (844,482)
                                                       ----------       ----------
   Net decrease from Fund share transactions......        (27,564)          (7,621)
                                                       ----------       ----------
   Net decrease in net assets.....................        (46,116)         (12,662)
Total Net Assets
Beginning of period...............................        102,264          114,926
                                                       ----------       ----------
End of period.....................................         56,148          102,264
                                                        =========        =========
Undistributed Net Investment Income...............      $    (240)       $     477
                                                       ----------       ----------
Analysis of Changes in Shares of  Beneficial Interest
Sold..............................................         17,256           67,095
Issued for distributions reinvested...............             34              155
Repurchased.......................................        (19,955)         (67,299)
                                                       ----------       ----------
   Net decrease in fund shares....................         (2,665)             (49)
                                                       ----------       ----------





See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


March 31, 2001


Note 1. Accounting Policies Organization
Stein Roe International Fund (the Fund) is a series of Liberty-Stein Roe Funds Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F International Portfolio (the Portfolio). The Fund may issue an unlimited number of shares.
   The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2001, the Fund owned 99.8% of the Portfolio.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.
Security valuation and transactions
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
   Forward currency contracts are valued based on the weighted value of exchange traded contracts with similar durations.
   Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
   The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.
   Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.
   Security transactions are accounted for on the date the securities are purchased, sold or mature.
   Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.
Federal income taxes
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current

Notes to Financial Statements Continued
-------------------------------------------------------------------------------

federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-date.
   The amount and character of income and gains to be to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
Foreign currency transactions
Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.
   The Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments. Forward currency contracts
The Portfolio may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the purchases and sales of securities. The Portfolio may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contract is closed or matures. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the

Notes to Financial Statements Continued
------------------------------------------------------------------------------

Portfolio's securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.
Other
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Portfolio becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty exists, income on securities is net of all tax withholdings with any rebates recorded when received.


Note 2. Fees and Compensation Paid to Affiliates
Management fee
Newport Fund Management, Inc. (the Advisor) is the investment Advisor of the Portfolio and receives a monthly fee equal to 0.85% annually of the Portfolio's average daily net assets.
Administration fee
Stein Roe and Farnham Inc. (Stein Roe) also provides accounting and other services for a monthly fee equal to 0.15% annually of the Fund's average daily net assets.
Bookkeeping fee
Stein Roe provides bookkeeping and pricing services to the Portfolio and Fund for a monthly fee equal to $25,000 annually plus 0.0025% annually of each of the Portfolio's and Fund's average net assets over $50 million.
Transfer agent fee
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor and Stein Roe, provides shareholder services for a monthly fee equal to 0.22% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses. The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.
Other
The Fund pays no compensation to its officers, all of whom are employees of Stein Roe or its affiliates.

Notes to Financial Statements Continued
-------------------------------------------------------------------------------



Note 3. Portfolio Information
During the six months ended March 31, 2001, purchases and sales of investments, other than short-term obligations, were $17,659,470 and $38,847,922 respectively.
   Unrealized appreciation (depreciation) for the six months ended March 31, 2001 based on cost of investments for federal income tax purposes was:
Gross unrealized
   appreciation          $  6,349,713
Gross unrealized
   depreciation           (10,956,769)
                           ----------
   Net unrealized
     depreciation        $ (4,607,056)
                           ----------
Other
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.
   The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.


Note 4. Line of Credit
The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust participate in an unsecured line of credit provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to the trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fundunused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other" expenses on the Statement of Operations. For the six months ended March 31, 2001, the Trust and Fund had no borrowings under the agreement.

Notes to Financial Statements Continued
-------------------------------------------------------------------------------

Note 5. Voting Rights
On December 27, 2000, a Special Meeting of Shareholders of Stein Roe International Fund (Fund) was held to conduct the vote for and against the approval of the Items listed on the Fund's Proxy Statements for said Meetings. The election of eleven Trustees was passed on December 27, 2000, however, the approval of the remaining proposals did not pass and the Meeting was adjourned until January 25, 2001, at which time the proposals passed. On September 29, 2000, the record date for the Meeting, the Fund had shares of beneficial interest outstanding representing 97,515,305.86 of net asset value (NAV). The votes cast at each Meeting were as follows:

Election of eleven Trustees:
                                For             Withheld
Douglas A. Hacker        56,545,959.4483     1,170,632.6020
Janet Langford Kelly     56,588,965.1888     1,127,626.8615
Richard W. Lowry         56,595,931.1995     1,120,660.8508
Salvatore Macera         56,575,773.4230     1,140,818.6273
William E. Mayer         56,595,931.1995     1,120,660.8508
Charles R. Nelson        56,595,931.1995     1,120,660.8508
John J. Neuhauser        56,596,519.4610     1,120,072.5893
Joseph R. Palombo        56,603,485.4718     1,113,106.5785
Thomas E. Stitzel        56,589,836.9278     1,126,755.1225
Thomas C. Theobald       56,603,485.4718     1,113,106.5785
Anne-Lee Verville        56,577,375.6783     1,139,216.3720

Election of eleven Trustees to the SR&F Base Trust:
                                For             Withheld
Douglas A. Hacker        56,545,959.4483     1,170,632.6020
Janet Langford Kelly     56,588,965.1888     1,127,626.8615
Richard W. Lowry         56,595,931.1995     1,120,660.8508

                                For             Withheld
Salvatore Macera         56,575,773.4230     1,140,818.6273
William E. Mayer         56,595,931.1995     1,120,660.8508
Charles R. Nelson        56,595,931.1995     1,120,660.8508
John J. Neuhauser        56,596,519.4610     1,120,072.5893
Joseph R. Palombo        56,603,485.4718     1,113,106.5785
Thomas E. Stitzel        56,589,836.9278     1,126,755.1225
Thomas C. Theobald       56,603,485.4718     1,113,106.5785
Anne-Lee Verville        56,577,375.6783     1,139,216.3720

NAV being a plurality of the NAV represented at the Meeting.

To approve a new Portfolio Management Agreement with Newport Fund Management,
Inc.

For:       60,566,730.71   NAV being a majority of the NAV
                           represented at the Meeting
Against:      820,080.90   NAV
Abstain:    1,335,392.06   NAV

To approve the modification of the fundamental investment restriction relating to borrowing.

For:                 54,934,929.29 NAV being a majority of
                                   the NAV represented at
                                   the Meeting
Against:              1,438,855.48 NAV
Abstain:              1,148,590.16 NAV
Delivered Not Voted:  5,199,828.75

To approve modification to the fundamental investment restriction relating to borrowing for the International Portfolio of SR&F Base Trust.

For:     54,973,351.46 NAV being a majority of
                       the NAV represented at
                       the Meeting
Against:  1,391,012.36 NAV
Abstain:  1,158,011.18 NAV
Delivered Not Voted:5,199,828.75

Financial Highlights
--------------------------------------------------------------------------------

Stein Roe International Fund

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data

                                                                      (Unaudited)
                                                                Six Months Ended
                                                                       March 31,                      Years ended September 30,
                                                                            2001                    2000            1999
                                                                        --------                --------         --------
Net Asset Value, Beginning of Period........................             $ 10.80                 $ 12.07           $ 9.16
                                                                        --------                --------         --------
Income From Investment Operations
   Net investment income (loss) (a).........................               (0.02)                   0.07             0.14
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions allocated from Portfolio..................               (2.46)                  (1.07)            2.87
                                                                        --------                --------         --------
     Total from investment operations.......................               (2.48)                  (1.00)            3.01
                                                                        --------                --------         --------
Distributions
   Net investment income....................................               (0.07)                  (0.11)           (0.10)

   Net realized capital gains...............................                 --                    (0.16)             --
                                                                        --------                --------         --------
     Total distributions....................................               (0.07)                  (0.27)           (0.10)
                                                                        --------                --------         --------
Net Asset Value, End of Period..............................              $ 8.25                 $ 10.80          $ 12.07


                                                                    ============            ============     ============
Ratio of net expenses to average net assets (b).............                1.62%(c)                1.48%            1.57%(d)
Ratio of net investment income to average net assets (b)....               (0.44)%(c)               0.56%            1.16%(d)
Portfolio turnover rate.....................................                 N/A                     N/A              N/A
Total return ...............................................              (23.09)%(f)              (8.58)%          33.02%
Net assets, end of period (000's)...........................            $ 56,148                $102,264         $114,926




                                                                         Years ended September 30,
                                                                      1998              1997             1996
                                                                  --------          --------         --------
Net Asset Value, Beginning of Period......................        $ 11.79           $ 10.96          $ 10.25
                                                                  --------          --------         --------
Income From Investment Operations
   Net investment income (loss) (a).......................           0.07              0.06             0.09
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions allocated from Portfolio................          (2.01)             0.99             0.74
                                                                  --------          --------         --------
     Total from investment operations.....................          (1.94)             1.05             0.83
                                                                  --------          --------         --------
Distributions
   Net investment income..................................          (0.11)            (0.08)           (0.12)

   Net realized capital gains.............................          (0.58)            (0.14)              --
                                                                  --------          --------         --------
     Total distributions..................................          (0.69)            (0.22)           (0.12)
                                                                  --------          --------         --------
Net Asset Value, End of Period............................         $ 9.16           $ 11.79          $ 10.96


                                                               ============      ============     ============
Ratio of net expenses to average net assets (b)...........           1.53%             1.55%            1.51%
Ratio of net investment income to average net assets (b)..           0.62%             0.55%            1.01%
Portfolio turnover rate...................................            N/A                11%(e)           42%(e)
Total return .............................................         (16.67)%            9.84%            8.23%
Net assets, end of period (000's).........................       $114,244          $166,088         $135,545


(a) Per share data was calculated using average shares outstanding during the period.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(c) Annualized.
(d) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of twelve basis points as a result of expenses in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses accrued were incurred throughout the fiscal year without the reduction.
(e) Prior to commencement of operations of the Portfolio.
(f) Not annualized.

SR&F International Portfolio

                                   (Unaudited)
                             Six Months Ended                                   Period ended
                                    March 31,      Years ended September 30,    September 30,
                                         2001      2000       1999      1998         1997 (a)
                                       ------    ------     ------    ------ ----------------
Ratio of net expenses to average
   net assets                           1.07%(b)  0.99%      1.03%     1.02%         0.98%(b)
Ratio of net investment income
   to average net assets                0.11%(b)  1.06%      1.70%     1.13%         1.58%(b)
Portfolio turnover rate                   24%(c)   118%        44%       32%           18%

(a)      From commencement of operations on February 3, 1997.
(b)      Annualized.
(c)      Not annualized.

spread, pages 24-25

Liberty-Stein Roe Funds Investment Trust
-------------------------------------------------------------------------------

Trustees
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer of UAL, Inc.
Janet Langford Kelly
Executive Vice President-Corporate Development,
  General Counsel and Secretary, Kellogg Co.
Richard W. Lowry
Private Investor
Salvatore Macera
Private Investor
William E. Mayer
Managing Partner, Park Avenue Equity Partners
Charles R. Nelson
Van Voorhis Professor, Department of Economics,
  University of Washington; Consultant on
  economic and statistical matters
John J. Neuhauser
Academic Vice President and Dean of Faculties,
  Boston College
Joseph E. Palombo
Chief Operations Officer, Mutual Funds, Liberty
  Financial Companies, Inc.; Executive Vice
  President and Director of Colonial Management
  Associates, Inc. and Stein Roe & Farnham
  Incorporated; Executive Vice President and
  Chief Administrative Officer of Liberty Funds
  Group LLC
Thomas C. Theobald
Managing Director, William Blair Capital Partners
Thomas E. Stitzel
Business Consultant and Chartered
  Financial Analyst
Anne-Lee Verville,
Consultant

Officers
Stephen E. Gibson, President
Kevin M. Carome, Executive Vice President
J. Kevin Connaughton, Treasurer
William J. Ballou, Secretary

Agents and Advisors
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Fund
PricewaterhouseCoopers  LLP
Independent Accountants


page 29
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The Stein Roe Mutual Funds

Fixed Income Funds
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

Equity Funds
Balanced Fund
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Focus Fund
Midcap Growth Fund*
Capital Opportunities Fund
International Fund
Small Company Growth Fund
Asia Pacific Fund
Global Thematic Equity Fund
European Thematic Equity Fund
*Formerly Growth Opportunities Fund


                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                                  800-338-2550
                                www.steinroe.com

                         Liberty Funds Distributor, Inc.



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